Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
April 30, 2022
DGF-NPRT3-0622
1.800335.118
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.8%
Cellnex Telecom SA (a)	998,400	46,536
Deutsche Telekom AG	1,722,500	31,730
Verizon Communications, Inc.	2,140,800	99,119
		177,385
Entertainment - 1.7%
Activision Blizzard, Inc.	685,300	51,809
Electronic Arts, Inc.	280,600	33,125
The Walt Disney Co. (b)	205,000	22,884
		107,818
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (b)	26,200	59,793
Meta Platforms, Inc. Class A (b)	228,600	45,827
		105,620
Media - 1.0%
Comcast Corp. Class A	1,539,492	61,210
TOTAL COMMUNICATION SERVICES		452,033
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.1%
General Motors Co. (b)	173,600	6,581
Diversified Consumer Services - 0.2%
H&R Block, Inc. (c)	483,500	12,605
Hotels, Restaurants & Leisure - 3.2%
Churchill Downs, Inc.	158,100	32,085
Domino's Pizza, Inc.	68,800	23,254
Expedia, Inc. (b)	198,400	34,670
Hilton Worldwide Holdings, Inc.	220,300	34,210
Krispy Kreme, Inc. (c)	585,200	7,771
Marriott International, Inc. Class A	193,300	34,315
Restaurant Brands International, Inc. (c)	575,400	32,850
Starbucks Corp.	800	60
		199,215
Household Durables - 0.9%
D.R. Horton, Inc.	114,100	7,940
Lennar Corp. Class A	595,600	45,557
		53,497
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	171,200	8,889
Multiline Retail - 1.9%
Dollar General Corp.	432,800	102,803
Target Corp.	66,500	15,205
		118,008
Specialty Retail - 1.9%
Camping World Holdings, Inc. (c)	562,900	14,455
Lowe's Companies, Inc.	334,200	66,081
TJX Companies, Inc.	284,100	17,410
Williams-Sonoma, Inc. (c)	142,400	18,580
		116,526
TOTAL CONSUMER DISCRETIONARY		515,321
CONSUMER STAPLES - 9.8%
Beverages - 4.0%
Constellation Brands, Inc. Class A (sub. vtg.)	211,300	51,999
Diageo PLC	578,378	28,855
Keurig Dr. Pepper, Inc.	2,327,100	87,034
The Coca-Cola Co.	1,260,500	81,441
		249,329
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	974,000	43,360
Sysco Corp.	69,500	5,941
Walmart, Inc.	456,100	69,779
		119,080
Food Products - 0.1%
Archer Daniels Midland Co.	64,800	5,803
Household Products - 1.2%
Reynolds Consumer Products, Inc.	1,582,700	46,832
Spectrum Brands Holdings, Inc.	347,775	29,585
		76,417
Tobacco - 2.6%
Altria Group, Inc.	1,637,014	90,969
Philip Morris International, Inc.	200,500	20,050
Swedish Match Co. AB (c)	6,209,600	49,458
		160,477
TOTAL CONSUMER STAPLES		611,106
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
ARC Resources Ltd.	2,132,900	29,570
Cameco Corp. (c)	780,200	20,137
Canadian Natural Resources Ltd. (c)	863,500	53,425
Cool Co. Ltd.	958,100	9,060
Energy Transfer LP	3,146,400	34,862
Enterprise Products Partners LP	2,430,500	62,974
Exxon Mobil Corp.	982,797	83,783
Reliance Industries Ltd. sponsored GDR (a)	786,300	56,228
Viper Energy Partners LP	351,722	10,105
		360,144
FINANCIALS - 8.1%
Banks - 2.0%
Bank of America Corp.	1,048,000	37,393
Wells Fargo & Co.	1,994,193	87,007
		124,400
Capital Markets - 2.6%
BlackRock, Inc. Class A	52,200	32,608
Brookfield Asset Management, Inc. Class A	500,400	24,950
Intercontinental Exchange, Inc.	676,400	78,334
S&P Global, Inc.	72,468	27,284
		163,176
Diversified Financial Services - 0.4%
Apollo Global Management, Inc. (c)	522,300	25,990
Insurance - 3.1%
Arthur J. Gallagher & Co.	420,300	70,816
Brookfield Asset Management Reinsurance Partners Ltd.	2,825	142
Marsh & McLennan Companies, Inc.	270,900	43,805
The Travelers Companies, Inc.	464,500	79,457
		194,220
TOTAL FINANCIALS		507,786
HEALTH CARE - 14.4%
Biotechnology - 0.5%
AbbVie, Inc.	205,500	30,184
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	240,300	17,076
Becton, Dickinson & Co.	142,300	35,175
		52,251
Health Care Providers & Services - 5.3%
Cigna Corp.	404,800	99,897
CVS Health Corp.	359,700	34,578
Humana, Inc.	138,200	61,438
UnitedHealth Group, Inc.	263,206	133,853
		329,766
Life Sciences Tools & Services - 1.5%
Danaher Corp.	75,000	18,835
Thermo Fisher Scientific, Inc.	139,200	76,966
		95,801
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	321,500	42,901
Bristol-Myers Squibb Co.	1,549,800	116,653
Eli Lilly & Co.	231,700	67,687
Merck KGaA	193,300	35,862
Pfizer, Inc.	237,900	11,674
Roche Holding AG (participation certificate)	149,420	55,407
Sanofi SA	201,200	21,266
UCB SA	325,700	37,023
		388,473
TOTAL HEALTH CARE		896,475
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Airbus Group NV	289,100	31,648
L3Harris Technologies, Inc.	76,200	17,698
Northrop Grumman Corp.	116,000	50,970
The Boeing Co. (b)	255,000	37,954
		138,270
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	78,800	14,182
Airlines - 0.2%
Copa Holdings SA Class A (b)	127,100	9,580
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	124,900	8,899
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	1,968,100	59,289
Industrial Conglomerates - 1.5%
General Electric Co.	1,131,150	84,327
Hitachi Ltd.	257,800	12,227
		96,554
Machinery - 2.5%
Allison Transmission Holdings, Inc.	1,564,802	58,586
Caterpillar, Inc.	76,200	16,043
Deere & Co.	105,400	39,794
Fortive Corp.	133,300	7,665
PACCAR, Inc.	115,100	9,559
Toro Co.	272,500	21,835
		153,482
Marine - 0.2%
2020 Bulkers Ltd. (d)	1,128,200	14,397
Professional Services - 0.5%
Equifax, Inc.	122,300	24,890
Leidos Holdings, Inc.	63,300	6,552
		31,442
Road & Rail - 1.0%
Canadian Pacific Railway Ltd. (c)	501,500	36,720
TFI International, Inc. (Canada)	320,200	25,758
		62,478
Trading Companies & Distributors - 0.1%
Watsco, Inc.	23,800	6,349
TOTAL INDUSTRIALS		594,922
INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment & Components - 0.2%
Jabil, Inc.	247,000	14,259
Vontier Corp.	6,702	172
		14,431
IT Services - 4.7%
Amadeus IT Holding SA Class A (b)	113,700	7,125
Cognizant Technology Solutions Corp. Class A	380,800	30,807
DXC Technology Co. (b)	380,100	10,909
Fidelity National Information Services, Inc.	428,800	42,516
Genpact Ltd.	1,407,100	56,664
Global Payments, Inc.	115,600	15,835
MasterCard, Inc. Class A	74,200	26,963
Visa, Inc. Class A	464,300	98,956
		289,775
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	61,000	33,818
KLA Corp.	60,400	19,283
Lam Research Corp.	49,600	23,102
Marvell Technology, Inc.	1,159,000	67,315
Microchip Technology, Inc.	82,700	5,392
NVIDIA Corp.	116,400	21,589
NXP Semiconductors NV	84,400	14,424
Teradyne, Inc.	221,300	23,338
Universal Display Corp.	35,400	4,522
		212,783
Software - 9.5%
Intuit, Inc.	131,700	55,149
Microsoft Corp.	1,585,000	439,873
Oracle Corp.	499,600	36,671
SS&C Technologies Holdings, Inc.	974,400	63,005
		594,698
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	822,972	129,742
Samsung Electronics Co. Ltd.	502,690	26,648
		156,390
TOTAL INFORMATION TECHNOLOGY		1,268,077
MATERIALS - 3.9%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,467	5,961
CF Industries Holdings, Inc.	72,600	7,030
Valvoline, Inc.	1,532,400	46,324
		59,315
Metals & Mining - 2.9%
Barrick Gold Corp.	416,500	9,292
Freeport-McMoRan, Inc.	844,700	34,253
Glencore Xstrata PLC	10,271,600	63,290
Newmont Corp.	1,051,300	76,587
		183,422
TOTAL MATERIALS		242,737
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	226,900	54,687
Crown Castle International Corp.	83,900	15,539
CubeSmart	104,300	4,955
Digital Realty Trust, Inc.	279,800	40,884
Four Corners Property Trust, Inc.	833,700	22,893
National Retail Properties, Inc.	388,800	17,045
Park Hotels & Resorts, Inc.	963,800	18,996
Public Storage	65,400	24,296
Simon Property Group, Inc.	340,600	40,191
The Macerich Co.	329,700	4,138
		243,624
UTILITIES - 6.5%
Electric Utilities - 3.3%
Constellation Energy Corp.	169,676	10,047
Duke Energy Corp.	56,500	6,224
Edison International	951,700	65,467
Exelon Corp.	1,192,730	55,796
FirstEnergy Corp.	359,300	15,561
Southern Co.	713,500	52,364
		205,459
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	292,900	20,772
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	294,100	19,605
The AES Corp.	1,841,100	37,595
Vistra Corp.	894,300	22,375
		79,575
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	1,928,900	59,044
Dominion Energy, Inc.	463,900	37,873
		96,917
TOTAL UTILITIES		402,723
TOTAL COMMON STOCKS (Cost $5,165,375)		6,094,948

Money Market Funds - 5.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (e)	139,867,404	139,895
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	176,687,023	176,705
TOTAL MONEY MARKET FUNDS (Cost $316,600)		316,600

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $5,481,975)	6,411,548
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(175,717)
NET ASSETS - 100.0%	6,235,831

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,764,000 or 1.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	3,046	687,511	550,662	53	-	-	139,895	0.3%
Fidelity Securities Lending Cash Central Fund 0.32%	62,875	922,825	808,995	233	-	-	176,705	0.5%
Total	65,921	1,610,336	1,359,657	286	-	-	316,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	-	13,411	-	1,094	-	986	14,397
Total	-	13,411	-	1,094	-	986	14,397

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.